Segment and Geographic Information - Schedule of revenue and long-lived assets by geographic region (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment and Geographic Information
Total revenue	$ 478	$ 445	$ 1,401	$ 1,304	$ 1,750	$ 1,613	$ 1,485
Long-lived Assets					35	40
U.S.
Segment and Geographic Information
Total revenue	397	368	1,162	1,083	1,454	1,329	1,224
Long-lived Assets					24	29
International
Segment and Geographic Information
Total revenue	$ 81	$ 77	$ 239	$ 221	296	284	$ 261
Long-lived Assets					$ 11	$ 11